Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (241,361)	$ (145,226)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,191	1,225
Accretion of debt discount and non-cash interest expense	4,899	3,448
Stock-based compensation expense	24,846	20,450
Non-cash lease expense	1,765	1,621
Loss from equity method investment	1,634	0
Non-cash license revenue	(1,634)	0
Loss on disposal of fixed assets	3	19
Changes in operating assets and liabilities:
Accounts receivable	(535)	130
Receivables from related parties	14	491
Prepaid expenses and other current assets	(10,285)	612
Other non-current assets	0	(1,317)
Accounts payable	2,109	(705)
Accrued expenses	26,071	7,603
Operating lease liability	(1,860)	(1,674)
Deferred revenue, current portion	(166)	(1,868)
Deferred revenue, non-current portion	0	(110)
Net cash used in operating activities	(193,309)	(115,301)
Cash flows from investing activities
Purchase of fixed assets	(4,593)	(686)
Net cash used in investing activities	(4,593)	(686)
Cash flows from financing activities
Proceeds from issuance of common stock and pre-funded warrants in private placement	200,000	0
Issuance costs associated with issuance of common stock and pre-funded warrants in private placement	(355)	0
Proceeds from ATM offering	0	127,371
Costs associated with ATM offering	0	(390)
Proceeds from the issuance of debt	0	128,863
Payment of fees associated with debt	0	(50)
Proceeds from the exercise of stock options	2,316	2,757
Net cash provided by financing activities	201,961	258,551
Net decrease in cash and cash equivalents	4,059	142,564
Cash and cash equivalents at beginning of period	273,865	131,301
Cash and cash equivalents at end of period	277,924	273,865
Supplemental disclosure of cash flow information
Cash paid for interest	26,717	13,090
Cash paid for income taxes	3	4
Supplemental schedule of non-cash investing and financing activities
Payable for purchase of fixed assets	519	0
Fair value of warrants issued to lender in conjunction with February 2022 Amendment (as defined in Note 3)	$ 0	$ 712